Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) - shares	Feb. 29, 2024	Dec. 29, 2023
Restructuring Cost and Reserve [Line Items]
Percentage for issued and outstanding capital stock	90.20%
NextTrip Holdings, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Number of shares issued in acquisition		83,371
Percentage for issued and outstanding capital stock		100.00%
Percentage of issued and outstanding capital stock acquired		100.00%